Construction in Progress	12 Months Ended
Dec. 31, 2022
Construction in progress [abstract]
Construction in progress
18	Construction in progress

	202 1	202 2
	RMB’000	RMB’000
As at 1 January	1,710,124	3,293,177
Additions	3,270,695	2,927,950
Disposal	—	(4,749)
Transferred to property plant and equipment (note 16)	(1,699,974)	(2,467,917)
Transferred from property plant and equipment (note 16)	12,332	—

As at 31 December	3,293,177	3,748,461

As at 31 December 2022, the impairment loss in construction in progress was RMB24,486 thousand (31 December 2020: RMB24,486 thousand, 31 December 2021: RMB
24,486 thousand).
For the year ended 31 December 2022, the group had no impairment write-off due to the disposal of construction in progress (2020: RMB 10,175 thousand, 2021: Nil).
For the year ended 31 December 2022, the Group capitalized borrowing costs amounting to RMB24,136 thousand (2021: RMB
12,641 thousand) on qualifying assets. Borrowing costs were capitalized at the weighted average rate of its borrowings of 1.78
% (2020: 2.79%, 2021:
2.85%).